BUSINESS COMBINATIONS (Notes)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
BUSINESS COMBINATIONS
Business Combinations

Oak Street is a nationwide lender based in Indianapolis, Indiana that provides loans, secured by commissions and cash collateral accounts, exclusively to insurance agents and brokers to grow their agency business and maximize their book-of-business value. Oak Street's lending activities are driven by agency acquisitions, agency ownership transitions, the purchase by agencies of books of business, as well as financing general working capital needs.  The underwriting of these loans involves analyses of collateral (through use of Oak Street's proprietary software system) that consists of insurance commissions revenue, which is then monitored by Oak Street Funding throughout the life of the loans. First Financial acquired Oak Street for cash consideration and concurrent with the close of the transaction, First Financial paid off all of Oak Street's existing long-term debt, replacing higher-cost funding with the Company's lower-cost funding sources.

The Oak Street transaction was accounted for using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair value on the acquisition date, in accordance with FASB ASC Topic 805, Business Combinations. The fair value measurements of assets acquired and liabilities assumed are subject to refinement for up to one year after the closing date of the acquisition as additional information relative to closing date fair values become available.  No additional information became available during 2016 that required adjustment to the fair value of the assets or liabilities acquired from Oak Street.

The following table provides the purchase price calculation as of the acquisition date and the identifiable assets purchased and the liabilities assumed at their estimated fair value. These fair value measurements are based on third-party valuations.

2015
(Dollars in thousands)	Oak Street
Purchase consideration
Cash consideration	$110,000
Payoff of long-term borrowings	197,839
Total purchase consideration	$307,839

Assets acquired
Cash	$2,248
Loans	237,377
Intangible assets	813
Other assets	2,633
Total assets	$243,071

Liabilities assumed
Other liabilities	1,577
Total liabilities	$1,577

Net identifiable assets	$241,494
Goodwill	$66,345

The goodwill arising from the Oak Street acquisition reflects the business’s high growth potential and scalable platform. The acquisition leverages First Financial’s excess capital and is expected to provide additional revenue growth and diversification.
The goodwill is not deductible for income tax purposes as the merger was accounted for as a tax-free exchange. The tax-free exchange resulted in a carryover of tax attributes and tax basis to the Company's subsequent income tax filings and was adjusted for any fair value adjustments required in accounting for the acquisitions. For further detail, see Note 8 – Goodwill and Other Intangible Assets.